Partners' Interest (Tables)	12 Months Ended
Dec. 27, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Changes in Each Component of Accumulated Other Comprehensive Loss

	Change in retirement plans	Foreign currency translation adjustments	Accumulated other comprehensive loss
Balance—December 31, 2011	$(6,577)		$(6,577)
Postretirement liability adjustment	(2,553)		(2,553)

Balance—December 29, 2012	(9,130)	—	(9,130)
Postretirement liability adjustment	3,085		3,085

Balance—December 28, 2013	(6,045)	—	(6,045)
Postretirement curtailment adjustment	(942)	—	(942)
Postretirement liability adjustment	(2,743)	—	(2,743)
Foreign currency translation adjustment	—	(5,816)	(5,816)

Balance—December 27, 2014	$(9,730)	$(5,816)	$(15,546)